Management incentive agreement - Summary Of Weighted Average Assumptions Used For Monte-Carlo Pricing Model (Detail) - 2018 Unit Option Plan [Member] ₽ / shares in Thousands, ₽ in Thousands	12 Months Ended
Dec. 31, 2019 RUB (₽) yr ₽ / shares
Tranche one [member]
Disclosure of indirect measurement of fair value of goods or services received share options granted during period [line item]
Expected volatility	43.00%
Expected dividend yield	1.53%
Risk-free interest rate	1.74%
Expected life at grant date (years) | yr	3
Forfeiture rate	3.39%
Fair value (per unit), in thousands of Russian Roubles | ₽ / shares	₽ 763
Total fair value, in thousands of Russian Roubles | ₽	₽ 44,205
Tranche two [member]
Disclosure of indirect measurement of fair value of goods or services received share options granted during period [line item]
Expected volatility	43.00%
Expected dividend yield	1.53%
Risk-free interest rate	1.77%
Expected life at grant date (years) | yr	4
Forfeiture rate	3.39%
Fair value (per unit), in thousands of Russian Roubles | ₽ / shares	₽ 859
Total fair value, in thousands of Russian Roubles | ₽	₽ 49,815
Tranche three [member]
Disclosure of indirect measurement of fair value of goods or services received share options granted during period [line item]
Expected volatility	43.00%
Expected dividend yield	1.53%
Risk-free interest rate	1.80%
Expected life at grant date (years) | yr	5
Forfeiture rate	3.39%
Fair value (per unit), in thousands of Russian Roubles | ₽ / shares	₽ 932
Total fair value, in thousands of Russian Roubles | ₽	₽ 54,036
Tranche four [member]
Disclosure of indirect measurement of fair value of goods or services received share options granted during period [line item]
Expected volatility	43.00%
Expected dividend yield	1.53%
Risk-free interest rate	1.86%
Expected life at grant date (years) | yr	6
Forfeiture rate	3.39%
Fair value (per unit), in thousands of Russian Roubles | ₽ / shares	₽ 996
Total fair value, in thousands of Russian Roubles | ₽	₽ 57,738
Tranche five [member]
Disclosure of indirect measurement of fair value of goods or services received share options granted during period [line item]
Expected volatility	43.00%
Expected dividend yield	1.53%
Risk-free interest rate	1.92%
Expected life at grant date (years) | yr	7
Forfeiture rate	3.39%
Fair value (per unit), in thousands of Russian Roubles | ₽ / shares	₽ 1,028
Total fair value, in thousands of Russian Roubles | ₽	₽ 59,600